SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total deficit	$ (57,143)	¥ (417,106)	$ (47,364)	¥ (336,281)		¥ (384,429)
Common Stock [Member]
Total deficit	20	149		149		149	¥ 152
Additional Paid-in Capital [Member]
Total deficit	24,091	175,847		177,547		226,278	74,008
AOCI Attributable to Parent [Member]
Total deficit				(549,812)		(647,669)	(423,496)
Total (Member)
Total deficit	(59,795)	(436,462)		(362,930)		(413,020)	(341,754)
Total Shareholders Equity [Member]
Total deficit	$ (57,143)	¥ (417,106)	$ (47,364)	(336,281)	$ (54,146)	(384,429)	¥ (308,466)
Previously Reported [Member]
Total deficit				669,767		621,619
Previously Reported [Member] | Common Stock [Member]
Total deficit				230		230
Previously Reported [Member] | Additional Paid-in Capital [Member]
Total deficit				1,431,232		1,479,963
Previously Reported [Member] | AOCI Attributable to Parent [Member]
Total deficit				(797,530)		(895,387)
Previously Reported [Member] | Total (Member)
Total deficit				643,118		593,028
Previously Reported [Member] | Total Shareholders Equity [Member]
Total deficit				669,767		621,619
Revision of Prior Period, Reclassification, Adjustment [Member]
Total deficit				(1,006,048)		(1,006,048)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
Total deficit				(81)		(81)
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
Total deficit				(1,253,685)		(1,253,685)
Revision of Prior Period, Reclassification, Adjustment [Member] | AOCI Attributable to Parent [Member]
Total deficit				247,718		247,718
Revision of Prior Period, Reclassification, Adjustment [Member] | Total (Member)
Total deficit				(1,006,048)		(1,006,048)
Revision of Prior Period, Reclassification, Adjustment [Member] | Total Shareholders Equity [Member]
Total deficit				¥ (1,006,048)		¥ (1,006,048)